Acquisitions and disposals (Details) ¥ in Millions, £ in Millions, R$ in Millions				12 Months Ended
	Dec. 27, 2024 GBP (£)	Dec. 27, 2024 CNY (¥)	Apr. 28, 2023 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Sep. 30, 2024 GBP (£)	Apr. 28, 2023 BRL (R$)
Disclosure of detailed information about business combination [line items]
Proceeds from sales of intangible assets, classified as investing activities				£ 325	£ 246	£ 36
Lamisil
Disclosure of detailed information about business combination [line items]
Gains (losses) on disposal of intangible assets and businesses					(10)
Nicotine replacement therapy business
Disclosure of detailed information about business combination [line items]
Agreed consideration for sale of business							£ 485
Agreed cash consideration for sale of business							458
Agreed deferred performance-based consideration for sale of business							£ 27
Gains (losses) on disposal of intangible assets and businesses				£ 121
Transaction costs on disposal of business					£ 10
Tianjin TSKF Pharmaceutical Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of additional ownership interests in subsidiary acquired	33.00%	33.00%
Liability for option to acquire additional shares in subsidiary	£ 177
Cash flows from acquisition of additional ownership interests in subsidiary	£ 486	¥ 4,465
Percentage of additional ownership interests that entity has option to acquire	12.00%
Tianjin TSKF Pharmaceutical Co., Ltd | CHINA
Disclosure of detailed information about business combination [line items]
Percentage of entity's revenue in market represented by business				40.00%
Jacarepagu (Brazil) manufacturing site
Disclosure of detailed information about business combination [line items]
Total consideration			£ 70					R$ 434
Bargain purchase gain			£ 7